Long-term Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)
Long-term Investments
Cost Method Investments	103,175	0	$ 16,629
Impairment of cost method investments	0	0